PROPERTY AND EQUIPMENT, NET - Property and equipment, held under capital leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 17,171,494		¥ 14,866,510
Less: Accumulated depreciation	(6,987,542)		(5,548,663)
Property plant and equipment net excluding construction in progress	10,183,952		9,317,847
Construction-in-progress	3,444,237		2,770,348
Impairment	(603,796)		(123,697)
Property and equipment, net	13,024,393	$ 1,834,447	11,964,498
Property
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	2,672,822		2,236,257
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	5,821,394		4,819,257
Computer and network equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	8,437,075		7,577,082
Optical fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	142,723		142,723
Office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	93,543		87,093
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 3,937		¥ 4,098